Additional information - Financial Statement Schedule I - Condensed statement of financial position of the Parent Company (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
ASSETS
Non-current assets	€ 709,888	€ 712,771	€ 777,846
Current assets	251,264	411,439	421,307
Total assets	961,152	1,124,210	1,199,153
EQUITY AND LIABILITIES
Share capital	1,916	341	341
Other reserves	(959,082)	(11,881)	(1,201)
Accumulated losses	(742,836)	(317,195)	(312,455)
Total equity	(69,611)	71,497	86,967	€ 82,205
Liabilities
Non-current liabilities	779,556	704,000	717,750
Current liabilities	251,207	348,713	394,436
Total liabilities	1,030,763	1,052,713	1,112,186
Total equity and liabilities	961,152	€ 1,124,210	€ 1,199,153
Parent Company
ASSETS
Investments in subsidiaries	1,418,280
Loans to group companies	59,289
Non-current assets	1,477,569
Current assets	310
Total assets	1,477,879
EQUITY AND LIABILITIES
Share capital	1,678,506
Other reserves	(132,005)
Accumulated losses	(77,924)
Total equity	1,468,577
Liabilities
Non-current liabilities	0
Current liabilities	9,302
Total liabilities	9,302
Total equity and liabilities	€ 1,477,879